Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Commitments and Contingencies
(19)	Commitments and Contingencies
Tax Receivable Agreement
Pursuant to the TRA, the Company will pay certain parties to the Business Combination 85% of certain tax benefits, if any, that it realizes (or in certain cases is deemed to realize) as a result of any increase in tax basis of the assets of Alvarium Tiedemann related to the Business Combination.
Amounts payable under the TRA are contingent upon (i) the generation of taxable income over the life of the TRA, (ii) the tax rates in effect as of time periods in which tax benefits are used, and (iii) certain terms governing the rate of interest to be applied to payments under the TRA.
As of March 31, 2023 (Successor), the liability associated with the TRA was approximately $13.3 million and consisted entirely of a liability recorded under ASC 805 associated with the Business Combination, and as such, is presented at fair value through the discount of future anticipated payments. Payments under the TRA that are on account of liabilities arising in connection with the Business Combination will be revalued at the end of each reporting period with the gain or loss recognized in earnings.

In connection with the TRA, certain parties to the Business Combination who received Class B units in Umbrella have the ability to exchange Class B units in Umbrella. for Class A shares in the Company on a 1:1 exchange basis. These future exchanges are anticipated to be treated as taxable exchanges which may provide an increase in the tax basis of the assets of Alvarium Tiedemann and therefore provide for additional payments under the TRA. TRA liabilities that are generated on account of future exchanges will be recorded under ASC 450.
Payments under the TRA will continue until all such tax benefits have been utilized or expired unless (i) the Company exercises its right to terminate the TRA and pays recipients an amount representing the present value of the remaining payments, (ii) there is a change of control or (iii) the Company breaches any of the material obligations of the TRA, in which case all obligations will generally be accelerated and due as if the Company had exercised its right to terminate the TRA. In each case, if payments are accelerated, such payments will be based on certain assumptions, including that the Company will have sufficient taxable income to fully utilize the deductions arising from the increased tax deductions.
The estimate of the timing and amount of future payments under the TRA involves several assumptions that do not account for the significant uncertainties associated with those potential payments, including an assumption that the Company will have sufficient taxable income in the relevant tax years to utilize the tax benefits that would give rise to an obligation to make payments.
As of March 31, 2023 (Successor), assuming no material changes in the relevant tax laws and that the Company generates sufficient taxable income to realize the full tax benefit of the increased amortization resulting from the increase in tax basis of certain AlTi Global’s assets, we expect to pay approximately $13.3 million under the TRA. Future changes in the fair value of the TRA liability will be recognized in earnings. Any future cash savings and related payments under the TRA due to subsequent exchanges of Class B Units for Class A Shares would be accounted for separately from the amount related to the Business Combination.
Earn-out
Under the terms of the Business Combination, upon Closing, the Sponsor and the selling shareholders of TWMH, TIG, and Alvarium became entitled to receive earn-out
shares contingent on various share price milestones. Additionally, upon a change of control of the Company, the share price milestones will be deemed to have been met and all the
Earn-out
Securities will be payable to the
earn-out
holders. The
earn-out
shares are precluded from being considered indexed to the Company’s own stock and are recognized as a liability at fair value with changes in fair value recognized in earnings. As of March 31, 2023 (Successor), the fair value of the earn-out
shares was $121.0 million. See Note 2 (Summary of Significant Accounting Policies) for additional detail.
Litigation
From time to time, the Company is involved in legal actions in the ordinary course of business. Although there can be no assurance of the outcome of such legal actions, in the opinion of management, the Company does not have a potential liability related to any current legal proceeding or claim that would individually or in the aggregate materiality affects its results of operations, financial condition or cash flows.
Home REIT is a real estate investment trust company listed on the London Stock Exchange. Alvarium Fund Managers (UK) Limited (“AFM UK”) is its alternative investment fund manager (or “AIFM”) and AHRA is its investment adviser. AFM UK is a wholly owned subsidiary of Alvarium. AHRA was owned by ARE up until December 30, 2022, when it was sold. As such, AHRA was not acquired by Cartesian pursuant to the business combination between the Cartesian, Alvarium and certain Tiedemann entities which completed on January 3,

2023 and formed the Company. Accordingly, AHRA has never been a member of our corporate group. Notwithstanding the disposal of AHRA, Alvarium RE retained an option to reacquire AHRA and, consequently, AHRA has been included in our consolidated financial statements for the financial year ending December 31, 2022 in accordance with applicable accounting requirements.
Since November 2022, Home REIT and AHRA have been the subject of a series of allegations in the UK media regarding Home REIT’s operations, triggered by a report issued by a short seller. Following the publication of the short seller report, a UK law firm (Harcus Parker Limited) announced that it was seeking current and former shareholders of Home REIT to potentially bring claims in connection with the allegations. Harcus Parker’s announcement states that claims will likely be brought against Home REIT itself, its directors, and AFM UK. Notwithstanding the Harcus Parker publication, as at the date of authorising these financial statements, no letter before action has been received by AFM UK (as such is required under the Practice Direction on
Pre-action
Protocols and Conduct contained in the Civil Procedure Rules prior to a claimant commencing litigation), no litigation has been commenced against Home REIT or AFM UK, and we do not currently have visibility on the likelihood or otherwise of litigation actually being commenced. Further, given the above, it is not possible at this point in time for us to reliably assess the quantum of any claims that may potentially be brought, though such quantum may potentially be material to the Group. If any litigation or other action is commenced against AFM UK, our current assessment is that any such claims or actions should be defended and would be unlikely to succeed. However, if any claims were commenced, we would anticipate that such claims may involve complex questions of law and fact and we may incur significant legal expenses in defending such litigation. We will continue to assess any potential litigation or regulatory risk associated with the above-mentioned matters.
We maintain insurance policies which are intended to provide coverage for various claims against us, subject to the terms and conditions of the relevant policy. Such policies include, among other things, indemnification for legal expenses. We also have access to credit facilities to support the business, if required. These arrangements support our assessment of going concern and of our ability to address any potential financial impact arising from the above.

ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Underwriting Agreement
The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions. On February 26, 2021, the underwriter fully exercised its over-allotment option.
Upon consummation of the IPO on February 26, 2021, the underwriters were paid a cash underwriting fee of 2.0% of the gross proceeds of the IPO, or $6,900,000 in the aggregate.
The underwriters of the IPO are entitled to a deferred underwriting commission of 3.5% of the gross proceeds of the IPO, or $12,075,000 in the aggregate. Subject to the terms of the underwriting agreement, the deferred underwriting commission will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, and the deferred underwriting commission will be waived by the underwriters in the event that the Company does a Business Combination.
On November 14, 2022, the Company and underwriter executed a deferred underwriting commission modification letter confirming the underwriter’s forfeiture collectively of $4,275,000 of the $12,075,000 of deferred underwriting commission that would otherwise be payable to it at the closing of Business Combination. As a result, the Company recognized $195,857 of other income and $4,079,413 was recorded to additional paid-in capital in relation to the forfeiture of a portion of underwriting fee commission in the accompanying financial statements. As of December 31, 2022 and 2021, the outstanding deferred underwriting fee payable were $7,800,000 and $12,075,000, respectively.
On January 3, 2023, the outstanding deferred underwriting fee totaling to $7,800,000 was paid in full
(see Note 10).
Registration Rights
On February 23, 2021, the Company entered into a registration rights agreement with respect to the Founder Shares, the Private Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Warrants and warrants that may be issued upon conversion of Working Capital Loans), which requires the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares).
Pursuant to such registration rights agreement, the holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that we register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Company’s initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Financial Advisor Engagements and Resignations
On September 19, 2021, the Company engaged BofA Securities, Inc. (“BofA”) as its financial (M&A) advisor in connection with the Business Combination. Pursuant to this engagement, the Company agreed to pay to BofA an advisory fee of $3,000,000, contingent and payable upon the closing of a Business Combination. On May 13, 2022, BofA resigned from its role as financial (M&A) advisor to the Company and waived any fees to which it was entitled pursuant to its engagement, and BofA and the Company mutually terminated the engagement letter entered into in connection therewith.
On September 19, 2021, the Company engaged BofA as its capital markets advisor in connection with the Business Combination. Pursuant to this engagement, the Company will pay no additional compensation to BofA. On May 13, 2022, BofA resigned from its role as capital markets advisor to the Company for which it was not entitled to any fee, and BofA and the Company mutually terminated the engagement letter entered into in connection therewith.